Cash and Cash Equivalent- Summary of Cash and Cash Equivalents - (Parenthetical) (Detail) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents [line items]
Time deposit maturity period	90 days
GyM Ferrovias S.A. [member]
Disclosure of cash and cash equivalents [line items]
Reserve fund for bond payments	S/ 181	S/ 133
Norvial S.A. [member]
Disclosure of cash and cash equivalents [line items]
Reserve fund for bond payments	S/ 18	S/ 13
Bottom of range [member]
Disclosure of cash and cash equivalents [line items]
Time deposit interest rate	1.15%
Top of range [member]
Disclosure of cash and cash equivalents [line items]
Time deposit interest rate	2.85%